FORM N-SAR
SEMI-ANNUAL REPORT FOR
REGISTERED INVESTMENT COMPANIES




Report for six-month period ending:	   /    /	(a)
Or fiscal year ending:			12/31/98	(b)

Is this a transition report?  (Y/N)        N

Is this an amendment to a previous filing?  (Y/N)         N

Those items or sub-items with a box "?" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   The Travelers Fund BD for Variable Annuities
    B. File Number:  811-08242
    C. Telephone Number: (860) 277-4519

2. A. Street:  One Tower Square
    B. City:  Hartford	    C.  CT	   D.  Zip Code:  06183     Zip Ext:
    E. Foreign Country:	Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)	N

4. Is this the last filing on this form by Registrant?  (Y/N)	N

5. Is Registrant a small business investment company (SBIC)?  (Y/N)  [If
    answer is "Y" (Yes), complete only Items 89 through 110.]	N

6. Is Registrant a unit investment trust (UIT)?  (Y/N)  [If answer is "Y"
    (Yes), complete only Items 111 through 132.]	Y

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to Item 8.]

    B. How many separate series or portfolios did Registrant have at end of the period?













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UNIT INVESTMENT TRUSTS

111.	A.	Depositor Name:  The Travelers Insurance Company
	B.	File Number (if any):	8-13516
	C.	City:  Hartford	State:  CT	Zip Code:  06183	Zip Ext:
		Foreign Country:		Foreign Postal Code:

111.	A.	Depositor Name:
	B.	File Number (if any):
	C.	City:	State:	Zip Code:	Zip Ext:
		Foreign Country:		Foreign Postal Code:

112.	A.	Sponsor Name:
	B.	File Number (if any):
	C.	City:	State:	Zip Code:	Zip Ext:
		Foreign Country:		Foreign Postal Code:

112.	A	.Sponsor Name:
	B.	File Number (if any):
	C.	City:	State:	Zip Code:	Zip Ext:
		Foreign Country:		Foreign Postal Code:
























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111.	A.	Trustee Name:
	B.	City:	State:	Zip Code:	Zip Ext:
		Foreign Country:		Foreign Postal Code:

113.	A.	Trustee Name:
	B.	City:	State:	Zip Code:	Zip Ext:
		Foreign Country:		Foreign Postal Code:

114.	A.	Principal Underwriter Name: CFBDS, Inc.
	B.	File Number:  8-32417
	C.	City:	Hartford    State: CT	Zip Code: 06183	Zip Ext:
		Foreign Country:		Foreign Postal Code:

114.	A.	Principal Underwriter Name:
	B.	File Number:  8-
	C.	City:	State:	Zip Code:	Zip Ext:
		Foreign Country:		Foreign Postal Code:

115.	A.	Independent Public Accountant Name:	KPMG LLP
	B.	City: Hartford 	State: CT 	Zip Code: 06103	Zip Ext:
		Foreign Country:		Foreign Postal Code:

115.	A.	Independent Public Accountant Name:
	B.	City:	State:	Zip Code:	Zip Ext:
		Foreign Country:		Foreign Postal Code:




















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For period ending		If filing more than one
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116. Family of investment companies' information:

	A.	Is Registrant part of a family of investment companies?   Y
		(Y/N)

	B.	Identify the family in 10 letters:_T I C S E P A C C T
		(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117	A.	Is Registrant a separate account of an insurance company?  Y
		(Y/N)

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

	B. Variable annuity contracts?  (Y/N)	Y

	C. Scheduled premium variable life contracts?  (Y/N)	N

	D. Flexible premium variable life contracts?  (Y/N)	          N

	E. Other types of insurance products registered under the
	     Securities Act of 1933?  (Y/N)	       N

118.	State the number of series existing at the end of the period that had
	securities registered under the Securities Act of 1933.		1


119.	State the number of new series for which registration statements
	under the Securities Act of 1933 became effective during the
	period.	0

120.	State the total value of the portfolio securities on the date of
	deposit for the new series included in Item 119 ($000's omitted).     0

121.	State the number of series for which a current prospectus was in
	existence at the end of the period.	1

122.	State the number of existing series for which additional units were
	registered under the Securities Act of 1933 during the current
	period.	1




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123.	State the total value of the additional units considered in answering
	Item 122 ($000's omitted).	$407,613

124.	State the total value of units of prior series that were placed in the
	portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
	subsequent series) ($000's omitted).     0

125.	State the total dollar amount of sales loads collected (before
	reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
	sale of units of all series of Registrant ($000's omitted).	0

126.	 Of the amount shown in Item 125, state the total dollar amount of sales
	loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
	placed in the portfolio of a subsequent series.)  ($000's omitted).	0

127. 	List opposite the appropriate description below the number of series
	whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


			Number	      Total Assets	 Total Income
			of Series	         ($000's	 Distributions
			Investing	         omitted)          ($000's omitted)

A.U.S. Treasury direct issue

B.U.S. Government agency

C.State and municipal tax-free

D.Public utility debt

E. Brokers' or dealers' debt
     or debt of brokers' or
     dealers' parent

F. All other corporate
    intermediate and long-term
    debt

G. All other corporate short-
     term debt

H. Equity securities of
brokers or dealers or
parents of brokers or
dealers

I. Investment company
    equity securities

J. All other equity securities	    1		$1,861,190		0

K. Other securities

L. Total assets of all series
      of registrant				           $1,861,876




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128.  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
        issuer?  (Y/N)  [If answer is "N" (No), go to Item 131.]	    N

129. Is the issuer of any instrument covered in Item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) [If answer is "N" (No), go to Item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in Item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the
        current reporting period ($000's omitted):	   $20,917

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-	811-	811-

811-	811-	811-	811-	811-	811-	811-

811-	811-	811-	811-	811-	811-	811-

811-	811-	811-	811-	811-	811-	811-

811-	811-	811-	811-	811-	811-	811-

811-	811-	811-	811-	811-	811-	811-


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